PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Schedule of Other Changes to Benefit Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss	$ 6.0	$ 15.1
Amortization of:
Prior service credit	0.0	0.0
Actuarial (loss) gain	(1.4)	(0.8)
(Loss) gain recognized related to settlement	(4.8)	(21.0)
Total recognized in OCI	(0.2)	(6.7)
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss	0.3	0.3
Amortization of:
Prior service credit	0.2	0.7
Actuarial (loss) gain	0.0	(0.1)
(Loss) gain recognized related to settlement	0.0	0.2
Total recognized in OCI	$ 0.5	$ 1.1